Trade Account Receivables - Schedule of Trade Account Receivables (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade Account Receivables [Abstract]
Trade account receivables	$ 1,535,212	$ 1,490,035	$ 1,404,541
Expected credit loss	(353,765)	(356,942)	(332,086)
Total trade receivables	$ 1,181,447	$ 1,133,093	$ 1,072,455